SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net (loss) income	$ (78,179)	$ 63,569	$ (2,595,941)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	37,725	134,560	704,565
Changes in assets and liabilities:
Accrued expenses and other current liabilities	(88,473)	(914,964)	(2,175,269)
Accrued salary and benefits	(201,368)	(357,485)	(2,831,392)
Other non-current liabilities		(73,319)	(136,118)
Net cash used in operating activities	(77,289)	(286,786)	(6,560,679)
Investing activities:
Net cash provided by investing activities	(45,142)	80,885	960,056
Financing activities:
Repayment of convertible notes			(1,806,453)
Net cash (used in) provided by financing activities	(489,683)	1,832,070	(1,957,236)
Net (decrease) increase in cash, cash equivalents and restricted cash	(612,114)	1,626,169	(7,557,859)
Cash, cash equivalents, and restricted cash at beginning of year	4,159,290	2,476,571	9,785,131
Cash, cash equivalents, and restricted cash at end of year	3,586,784	4,159,290	2,476,571
Parent company | Reportable legal entities
Operating activities:
Net (loss) income	(78,179)	63,569	(2,595,941)
Equity in (income) loss of subsidiaries, VIEs and VIEs' subsidiaries	(275,408)	(424,159)	1,215,959
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	37,725	134,560	704,565
Amortization of issuance cost and debt discounts related to convertible notes			51,797
Changes in assets and liabilities:
Accrued expenses and other current liabilities	(35,784)	(741,434)	292,842
Other receivables, deposits and other assets	1,670	1,692
Accrued salary and benefits	(80,000)	(33,000)	(138,975)
Other non-current liabilities		(35,783)	(136,129)
Net cash used in operating activities	(429,976)	(1,034,555)	(605,882)
Investing activities:
Advances to subsidiaries and VIEs	(2,136,760)	(974,894)	(4,819,580)
Repayment of advances to subsidiary	2,322,002	2,250,000	6,607,179
Net cash provided by investing activities	185,242	1,275,106	1,787,599
Financing activities:
Repayment of convertible notes			(1,806,453)
Net cash (used in) provided by financing activities			(1,806,453)
Net (decrease) increase in cash, cash equivalents and restricted cash	(244,734)	240,551	(624,736)
Cash, cash equivalents, and restricted cash at beginning of year	245,740	5,189	629,925
Cash, cash equivalents, and restricted cash at end of year	$ 1,006	$ 245,740	$ 5,189